As filed with the Securities and Exchange Commission on September 18, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 98.30%	Value
	Beverage and Tobacco Product Manufacturing - 4.08%
4,350	Altria Group, Inc.	$236,553
51,100	Coca-Cola Co.	2,099,188
3,700	PepsiCo, Inc.	356,495
		2,692,236
	Broadcasting (except Internet) - 0.38%
4,000	Comcast Corp. - Class A	249,640
	Chemical Manufacturing - 12.54%
5,500	AbbVie, Inc.	385,055
4,900	Baxalta, Inc. (a)	160,867
7,900	Dow Chemical Co.	371,774
5,200	Eli Lilly & Co.	439,452
25,100	Johnson & Johnson	2,515,271
25,200	Merck & Co., Inc.	1,485,792
80,702	Pfizer, Inc.	2,910,114
		8,268,325
	Computer and Electronic Product Manufacturing - 8.88%
5,000	Apple, Inc.	606,500
54,900	Hewlett-Packard Co.	1,675,548
37,200	Intel Corp.	1,076,940
22,900	Raytheon Co.	2,498,161
		5,857,149
	Credit Intermediation and Related Activities - 4.61%
25,500	Bank of New York Mellon Corp.	1,106,700
33,400	Wells Fargo & Co.	1,932,858
		3,039,558
	Electrical Equipment, Appliance, and Component Manufacturing - 0.46%
5,800	Emerson Electric Co.	300,150
	Food Manufacturing - 1.49%
21,800	Mondelez International, Inc. - Class A	983,834
	Food Services and Drinking Places - 2.33%
15,400	McDonald's Corp.	1,537,844
	General Merchandise Stores - 6.93%
25,500	Target Corp.	2,087,175
34,500	Wal-Mart Stores, Inc.	2,483,310
		4,570,485
	Insurance Carriers and Related Activities - 6.48%
14,800	Allstate Corp.	1,020,460
4,200	American International Group, Inc.	269,304
24,600	UnitedHealth Group, Inc.	2,986,440
		4,276,204
	Machinery Manufacturing - 8.03%
20,600	Caterpillar, Inc.	1,619,778
105,900	General Electric Co.	2,763,990
5,500	National Oilwell Varco, Inc.	231,715
6,800	United Technologies Corp.	682,108
		5,297,591

	Management of Companies and Enterprises - 1.98%
1,300	Goldman Sachs Group, Inc.	266,591
26,800	Morgan Stanley	1,040,912
		1,307,503
	Merchant Wholesalers, Nondurable Goods - 0.45%
3,900	Procter & Gamble Co.	299,130
	Mining (except Oil and Gas) - 0.28%
15,500	Freeport-McMoRan Copper & Gold, Inc.	182,125
	Miscellaneous Manufacturing - 0.30%
4,900	Baxter International, Inc.	196,392
	Motion Picture and Sound Recording Industries - 1.62%
12,100	Time Warner, Inc.	1,065,284
	Oil and Gas Extraction - 2.49%
12,900	Devon Energy Corp.	637,518
14,300	Occidental Petroleum Corp.	1,003,860
		1,641,378
	Petroleum and Coal Products Manufacturing - 7.57%
23,200	Chevron Corp.	2,052,736
37,100	Exxon Mobil Corp.	2,938,691
		4,991,427
	Professional, Scientific, and Technical Services - 1.23%
5,000	International Business Machines Corp.	809,950
	Publishing Industries (except Internet) - 3.52%
30,100	Microsoft Corp.	1,405,670
23,000	Oracle Corp.	918,620
		2,324,290
	Rail Transportation - 2.14%
16,700	Norfolk Southern Corp.	1,408,311
	Real Estate - 0.60%
2,100	Simon Property Group, Inc.	393,162
	Support Activities for Mining - 4.75%
16,600	ConocoPhillips	835,644
36,600	Halliburton Co.	1,529,514
9,300	Schlumberger, Ltd. (b)	770,226
		3,135,384
	Telecommunications - 9.32%
102,000	AT&T, Inc.	3,543,480
55,600	Verizon Communications, Inc.	2,601,524
		6,145,004
	Transportation Equipment Manufacturing - 2.25%
2,800	Boeing Co.	403,676
23,200	Ford Motor Co.	344,056
10,300	General Motors Co.	324,553
2,000	Lockheed Martin Corp.	414,200
		1,486,485
	Utilities - 3.59%
63,600	Exelon Corp.	2,040,924
7,300	Southern Co.	326,529
		2,367,453

	TOTAL COMMON STOCKS (Cost $61,812,331)	64,826,294

Shares	SHORT-TERM INVESTMENTS - 1.63%	Value
1,076,744	Invesco STIT-STIC Prime Portfolio - Institutional Class, 0.07% (c)	1,076,744
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,076,744)	1,076,744

	Total Investments in Securities (Cost $62,889,075) - 99.93%	65,903,038
	Other Assets in Excess of Liabilities - 0.07%	43,504
	TOTAL NET ASSETS - 100.00%	$65,946,542

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of July 31, 2015.

Edgar Lomax Value Fund
Notes to Schedule of Investments
July 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,537,844	$-	$-	$1,537,844
Finance and Insurance	9,016,427	-	-	9,016,427
Information	9,784,218	-	-	9,784,218
Manufacturing	30,073,589	-	-	30,073,589
Mining, Quarrying, and Oil and Gas Extraction	4,958,887	-	-	4,958,887
Professional, Scientific, and Technical Services	809,950	-	-	809,950
Retail Trade	4,570,485	-	-	4,570,485
Transportation and Warehousing	1,408,311	-	-	1,408,311
Utilities	2,367,453	-	-	2,368,453
Wholesale Trade	299,130	-	-	299,130
Total Common Stocks	64,826,294	-	-	64,826,294
Short-Term Investments	1,076,744	-	-	1,076,744
Total Investments in Securities	$65,903,038	$-	$-	$65,903,038

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2015, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$62,925,936

Gross unrealized appreciation	6,907,040
Gross unrealized depreciation	(3,929,938)
Net unrealized appreciation	$2,977,102

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date   9/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  9/9/15

By (Signature and Title)* /s/ Cheryl L. King
                                            Cheryl L. King, Treasurer

Date  9/9/15

* Print the name and title of each signing officer under his or her signature.